Income Taxes - Schedule of Components of Income Tax Benefit Attributable to Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current provision, Federal	$ 1,296	$ 12,549	$ 18,635
Current provision, State	1,998	4,175	7,278
Current provision, Foreign	50	39	43
Total current provision	3,344	16,763	25,956
Deferred provision, Federal	(25,004)	(40,106)	(19,872)
Deferred provision, State	(4,727)	(8,165)	(6,474)
Total deferred provision	(29,731)	(48,271)	(26,346)
Income tax benefit	$ (26,387)	$ (31,508)	$ (390)